Allowance for loan losses and credit quality (Tables)	12 Months Ended
Dec. 31, 2012
Loans and Leases Receivable, Allowance [Abstract]
Troubled Debt Restructurings on Financing Receivables [Table Text Block]
The following table provides new troubled debt restructure activity by loan type for the years ended December 31, 2012 and 2011:

	New Troubled Debt Restructurings During the			New Troubled Debt Restructurings During the
	Year Ended December 31, 2012			Year Ended December 31, 2011
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
	(Dollars in thousands)
Residential real estate	2	$91	$91	1	$238	$246
Construction real estate	2	145	145	—	—	—
Commercial real estate	2	513	513	—	—	—

Allowance for Credit Losses on Financing Receivables [Table Text Block]
Changes in the Allowance for loan losses, by class of loans, for the years ended December 31, were as follows:

2012	Residential Real Estate	Construction Real Estate	Commercial Real Estate	Commercial	Consumer, Municipal and Unallocated	Total
	(Dollars in thousands)
Balance, December 31, 2011	$1,250	$367	$2,278	$232	$99	$4,226
Provision (credit) for loan losses	152	110	349	(79)	128	660
Recoveries of amounts charged off	8	12	—	6	17	43
	1,410	489	2,627	159	244	4,929
Amounts charged off	(119)	(33)	(95)	—	(25)	(272)
Balance, December 31, 2012	$1,291	$456	$2,532	$159	$219	$4,657

2011	Residential Real Estate	Construction Real Estate	Commercial Real Estate	Commercial	Consumer, Municipal and Unallocated	Total
	(Dollars in thousands)
Balance, December 31, 2010	$1,033	$240	$2,117	$250	$115	$3,755
Provision (credit) for loan losses	242	144	430	(31)	(10)	775
Recoveries of amounts charged off	3	—	—	14	27	44
	1,278	384	2,547	233	132	4,574
Amounts charged off	(28)	(17)	(269)	(1)	(33)	(348)
Balance, December 31, 2011	$1,250	$367	$2,278	$232	$99	$4,226

Allocation of Allowance for Loan Losses by Impairment Methodology [Table Text Block]
The allocation of the Allowance for loan losses, summarized on the basis of the Company's impairment methodology by class of loan, as of the balance sheet dates was as follows:

December 31, 2012	Residential Real Estate	Construction Real Estate	Commercial Real Estate	Commercial	Consumer, Municipal and Unallocated	Total
	(Dollars in thousands)
Individually evaluated for impairment	$49	$18	$53	$—	$—	$120
Collectively evaluated for impairment	1,242	438	2,479	159	219	4,537
Total allocated	$1,291	$456	$2,532	$159	$219	$4,657

December 31, 2011	Residential Real Estate	Construction Real Estate	Commercial Real Estate	Commercial	Consumer, Municipal and Unallocated	Total
	(Dollars in thousands)
Individually evaluated for impairment	$328	$12	$293	$41	$11	$685
Collectively evaluated for impairment	922	355	1,985	191	88	3,541
Total allocated	$1,250	$367	$2,278	$232	$99	$4,226

Allocation of Investment in Loans by Impairment Methodology [Table Text Block]
The recorded investment in loans, summarized on the basis of the Company's impairment methodology by class of loan, as of the balance sheet dates was as follows:

December 31, 2012	Residential Real Estate	Construction Real Estate	Commercial Real Estate	Commercial	Consumer	Municipal	Total
	(Dollars in thousands)
Individually evaluated for impairment	$703	$145	$3,427	$127	$—	$—	$4,402
Collectively evaluated for impairment	144,921	35,866	168,066	20,851	5,846	41,253	416,803
	145,624	36,011	171,493	20,978	5,846	41,253	421,205
Acquired loans	9,314	7	12,407	485	219	508	22,940
Total	$154,938	$36,018	$183,900	$21,463	$6,065	$41,761	$444,145

December 31, 2011	Residential Real Estate	Construction Real Estate	Commercial Real Estate	Commercial	Consumer	Municipal	Total
	(Dollars in thousands)
Individually evaluated for impairment	$2,810	$92	$6,499	$355	$33	$—	$9,789
Collectively evaluated for impairment	132,115	27,976	169,576	21,861	5,724	29,344	386,596
	134,925	28,068	176,075	22,216	5,757	29,344	396,385
Acquired loans	12,501	9	13,695	802	377	550	27,934
Total	$147,426	$28,077	$189,770	$23,018	$6,134	$29,894	$424,319

Financing Receivable Credit Quality Indicators [Table Text Block]
The following tables summarize the loan ratings applied to the Company's loans by class as of the balance sheet dates:

December 31, 2012	Residential Real Estate	Construction Real Estate	Commercial Real Estate	Commercial	Consumer	Municipal	Total
	(Dollars in thousands)
Pass	$134,737	$30,115	$117,616	$18,258	$5,722	$41,253	$347,701
Satisfactory/Monitor	7,749	5,751	46,174	2,476	102	—	62,252
Substandard	3,138	145	7,703	244	22	—	11,252
	145,624	36,011	171,493	20,978	5,846	41,253	421,205
Acquired loans	9,314	7	12,407	485	219	508	22,940
Total	$154,938	$36,018	$183,900	$21,463	$6,065	$41,761	$444,145

December 31, 2011	Residential Real Estate	Construction Real Estate	Commercial Real Estate	Commercial	Consumer	Municipal	Total
	(Dollars in thousands)
Pass	$127,338	$26,928	$135,764	$19,069	$5,652	$29,344	$344,095
Satisfactory/Monitor	4,777	1,048	33,812	2,792	72	—	42,501
Substandard	2,810	92	6,499	355	33	—	9,789
	134,925	28,068	176,075	22,216	5,757	29,344	396,385
Acquired loans	12,501	9	13,695	802	377	550	27,934
Total	$147,426	$28,077	$189,770	$23,018	$6,134	$29,894	$424,319

Impaired Financing Receivables [Table Text Block]
The following table provides information with respect to impaired loans by class of loan as of and for the year ended December 31, 2012:

	December 31, 2012			For The Year Ended December 31, 2012
	Recorded Investment (1)	Principal Balance (1)	Related Allowance	Average Recorded Investment	Interest Income Recognized
	(Dollars in thousands)
With an allowance recorded:
Residential real estate	$354	$360	$49
Construction real estate	145	150	18
Commercial real estate	2,380	2,411	53
	2,879	2,921	120
With no allowance recorded:
Residential real estate	349	491	—
Commercial real estate	1,047	1,133	—
Commercial	127	127	—
	1,523	1,751	—

Total:
Residential real estate	703	851	49	$529	$9
Construction real estate	145	150	18	46	1
Commercial real estate	3,427	3,544	53	2,514	115
Commercial	127	127	—	51	2
Total	$4,402	$4,672	$120	$3,140	$127
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(1)	Does not reflect government guaranties on impaired loans as of December 31, 2012 totaling $770 thousand.

The following table provides information with respect to impaired loans by class of loan as of and for the year ended December 31, 2011:

	December 31, 2011			For The Year Ended December 31, 2011
	Recorded Investment (1)	Principal Balance (1)	Related Allowance	Average Recorded Investment	Interest Income Recognized
	(Dollars in thousands)
With an allowance recorded:
Residential real estate	$241	$243	$55
Commercial real estate	1,907	1,930	21
	2,148	2,173	76
With no allowance recorded:
Residential real estate	177	252	—
Commercial real estate	318	374	—
	495	626	—

Total:
Residential real estate	418	495	55	$375	$5
Commercial real estate	2,225	2,304	21	2,347	81
Total	$2,643	$2,799	$76	$2,722	$86
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(1)	Does not reflect government guaranties on impaired loans as of December 31, 2011 totaling $88 thousand.